Related Party Transactions - Transactions with Significant Influence Entities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts of related party transaction	$ 10.6	$ 32.4	$ 35.0	$ 62.7
Funding received from shareholder loan	0.0	(9.8)	0.0	(9.8)
Perfomex
Related Party Transaction [Line Items]
Funding received from shareholder loan	0.0	(9.8)	0.0	(9.8)
Related party revenue
Related Party Transaction [Line Items]
Trade receivables, net	79.4		79.4		$ 95.0
Perfomex | Related party revenue
Related Party Transaction [Line Items]
Trade receivables, net	79.0		79.0		92.4
Perfomex | Bareboat revenue
Related Party Transaction [Line Items]
Amounts of related party transaction	10.6	$ 32.4	35.0	$ 62.7
Perfomex II | Related party revenue
Related Party Transaction [Line Items]
Trade receivables, net	$ 0.4		$ 0.4		$ 2.6